Share capital and Contributed Surplus - Disclosure of assumptions of warrants granted (Details)	Jul. 25, 2025 $ / shares shares	Jul. 25, 2025 $ / shares shares	Feb. 25, 2025 $ / shares shares	Feb. 25, 2025 $ / shares shares	Feb. 21, 2025 $ / shares shares	Feb. 21, 2025 $ / shares shares	Nov. 12, 2024 $ / shares shares	Nov. 12, 2024 $ / shares shares	Nov. 01, 2024 $ / shares $ / $ shares	Nov. 01, 2024 $ / shares $ / $ shares	Aug. 13, 2024 $ / shares $ / shares $ / $ shares	Aug. 13, 2024 $ / shares $ / $ shares	Jun. 14, 2024 $ / shares $ / $ shares	Apr. 09, 2024 $ / shares $ / shares $ / $ shares	Apr. 09, 2024 $ / shares $ / $ shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Sep. 30, 2023 shares
Share capital and Contributed Surplus
Number of Warrants | shares																20,207,007	11,600,589	15,507,862
U.S. Public Offering (November 2024)
Share capital and Contributed Surplus
Number of Warrants | shares									194,450	194,450
Stock price										$ 0.93
Exercise price										$ 1.13
Volatility									103.00%	103.00%
Dividend Yield									0.00%	0.00%
Risk free rate									2.92%	2.92%
Expected life									5 years	5 years
Exchange (USD/CAD) | $ / $									1.3932	1.3932
Fair value per warrant									$ 0.69
Private Placement (February 2025)
Share capital and Contributed Surplus
Number of Warrants | shares			189,394	189,394
Stock price				$ 0.8
Exercise price				$ 1.16
Volatility			104.00%	104.00%
Dividend Yield			0.00%	0.00%
Risk free rate			2.76%	2.76%
Expected life			5 years	5 years
Fair value per warrant			$ 0.58
November 2024 PP
Share capital and Contributed Surplus
Number of Warrants | shares							207,260	207,260
Stock price							$ 1
Exercise price | (per share)							$ 1.03	$ 1.03
Volatility							103.00%	103.00%
Dividend Yield							0.00%	0.00%
Risk free rate							2.92%	2.92%
Expected life							5 years	5 years
Fair value per warrant							$ 0.765
April 2024 Public Offering
Share capital and Contributed Surplus
Number of Warrants | shares														76,925	76,925
Stock price															$ 156.45
Exercise price															0.81
Black Scholes fair value														$ 0.42	$ 0.42
Volatility														66.00%	66.00%
Risk free rate														3.86%	3.86%
Expected life														5 years	5 years
Exchange (USD/CAD) | $ / $														1.3578	1.3578
Fair value per warrant														$ 0.57
June 2024 Public Offering
Share capital and Contributed Surplus
Number of Warrants | shares													145,000
Stock price													$ 5.77
Exercise price													7.25
Black Scholes fair value													$ 3.07
Volatility													66.00%
Dividend Yield													0.00%
Risk free rate													3.86%
Expected life													5 years
Exchange (USD/CAD) | $ / $													1.3571
Fair value per warrant													$ 0.42
August 2024 Offering
Share capital and Contributed Surplus
Number of Warrants | shares											353,625	353,625
Stock price												$ 30.09
Exercise price												0.25
Black Scholes fair value											$ 0.06	$ 0.06
Volatility											91.00%	91.00%
Dividend Yield											0.00%	0.00%
Risk free rate											3.12%	3.12%
Expected life											2 years 6 months	2 years 6 months
Exchange (USD/CAD) | $ / $											1.3723	1.3723
Fair value per warrant											$ 0.08
July 2025 common share purchase warrants
Share capital and Contributed Surplus
Number of Warrants | shares	759,879	759,879
Stock price	$ 6.16
Exercise price	$ 10.52
Volatility	101.00%	101.00%
Dividend Yield	0.00%	0.00%
Risk free rate	3.03%	3.03%
Expected life	5 years	5 years
Fair value per warrant		$ 4.24
July 2025 Broker warrants
Share capital and Contributed Surplus
Number of Warrants | shares																56,991
February 21, 2025 Private placement warrants
Share capital and Contributed Surplus
Number of Warrants | shares																3,787,879
February 21, 2025 Private placement warrants | Private Placement (February 2025)
Share capital and Contributed Surplus
Number of Warrants | shares					3,787,879	3,787,879
Stock price						$ 0.8
Exercise price					$ 1.16
Volatility					104.00%	104.00%
Dividend Yield					0.00%	0.00%
Risk free rate					2.76%	2.76%
Expected life					5 years	5 years
Fair value per warrant						$ 0.58
February 25, 2025 Private placement warrants
Share capital and Contributed Surplus
Number of Warrants | shares																151,515
February 25, 2025 Private placement warrants | Private Placement (February 2025)
Share capital and Contributed Surplus
Number of Warrants | shares			151,515	151,515
Stock price				$ 0.77
Exercise price			$ 1.16
Volatility			104.00%	104.00%
Dividend Yield			0.00%	0.00%
Risk free rate			2.65%	2.65%
Expected life			5 years	5 years
Fair value per warrant				$ 0.55
February 25, 2025, Brokers' warrants | Private Placement (February 2025)
Share capital and Contributed Surplus
Number of Warrants | shares			7,576	7,576
Stock price				$ 0.77
Exercise price				$ 1.16
Volatility			104.00%	104.00%
Dividend Yield			0.00%	0.00%
Risk free rate			2.65%	2.65%
Expected life			5 years	5 years
Fair value per warrant			$ 0.55
July 2025 placement agent brokers' warrants
Share capital and Contributed Surplus
Number of Warrants | shares	56,991	56,991
Stock price	$ 6.16
Exercise price	$ 11.19
Volatility	101.00%	101.00%
Dividend Yield	0.00%	0.00%
Risk free rate	3.03%	3.03%
Expected life	5 years	5 years
Fair value per warrant	$ 4.19